Share based payments - Valuation (Details)	12 Months Ended
Dec. 31, 2021 € / shares
2021 BE allocated on April 2021
Subscription rights plans
Exercise Price	€ 64.76
Weighted average share price at acceptance date	61.10
Weighted average fair value at acceptance date	€ 22.72
Weighted average estimated volatility	40.73%
Weighted average expected life of the subscription rights (years)	6 years 5 months 4 days
Weighted average risk free rate (%)	(0.21%)
2021 RMV/ROW allocated on April 2021
Subscription rights plans
Exercise Price	€ 64.76
Weighted average share price at acceptance date	61.10
Weighted average fair value at acceptance date	€ 20.68
Weighted average estimated volatility	40.61%
Weighted average expected life of the subscription rights (years)	5 years 4 months 9 days
Weighted average risk free rate (%)	(0.29%)
2020 allocated on April 2020, warrants
Subscription rights plans
Exercise Price	€ 168.42
Weighted average share price at acceptance date	178.95
Weighted average fair value at acceptance date	€ 86.45
Weighted average estimated volatility	51.30%
Weighted average expected life of the subscription rights (years)	6 years
Weighted average risk free rate (%)	(0.44%)
2020RMV allocated on April 2020
Subscription rights plans
Exercise Price	€ 168.42
Weighted average share price at acceptance date	178.95
Weighted average fair value at acceptance date	€ 85.79
Weighted average estimated volatility	51.32%
Weighted average expected life of the subscription rights (years)	6 years
Weighted average risk free rate (%)	(0.44%)
2019 allocated on April 2019, warrants
Subscription rights plans
Exercise Price	€ 95.11
Weighted average share price at acceptance date	107.05
Weighted average fair value at acceptance date	€ 40.04
Weighted average estimated volatility	35.86%
Weighted average expected life of the subscription rights (years)	6 years 7 days
Weighted average risk free rate (%)	(0.27%)
2019 RMV allocated on April 2019, warrants
Subscription rights plans
Exercise Price	€ 95.11
Weighted average share price at acceptance date	107.45
Weighted average fair value at acceptance date	€ 40.05
Weighted average estimated volatility	35.63%
Weighted average expected life of the subscription rights (years)	6 years
Weighted average risk free rate (%)	(0.28%)